Form N-CSR Cover	12 Months Ended
Jun. 30, 2024
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	JP MORGAN MUTUAL FUND INVESTMENT TRUST
Entity Central Index Key	0000803747
Document Period End Date	Jun. 30, 2024